Note 11 - Deposits - Interest Expense on Deposits (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
NOW accounts	$ 50	$ 17	$ 14
Savings accounts	62	42	32
Money market accounts	366	347	414
Certificates	524	528	751
	$ 1,002	$ 934	$ 1,211